DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Acquisition Costs [Abstract]
Schedule of deferred acquisition costs
The following table presents movement in deferred acquisition costs and VOBA, as well as the impact on expenses:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$776	$—
Acquisition from business combination	571	—
Costs capitalized	720	775
Amortization and other	(335)	1
Balance, end of year	$1,732	$776